SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 2,962,356	$ 8,148,128
Amount of the Group's revenue, percentage	100.00%
Amount of the Group's accounts receivable	$ 2,106,330		$ 3,015,429
Amount of the Group's accounts receivable, percentage	100.00%
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 729,568
Amount of the Group's revenue, percentage	24.60%
Amount of the Group's accounts receivable	$ 1,790,701
Amount of the Group's accounts receivable, percentage	85.00%
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 619,896
Amount of the Group's revenue, percentage	20.90%
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 371,780
Amount of the Group's revenue, percentage	12.60%